Income Taxes	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 17 — INCOME TAXES

Cayman Islands

Lianhe Sowell International Group Ltd is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the current laws of the Cayman Islands. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Lianhe Sowell International Holding Group Limited is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current laws of the British Virgin Islands. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

HKSAR

Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

PRC

The Company’s PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Shenzhen Sowell was approved as an HNTE in December 20, 2021, Shenzhen Sowell is entitled to a reduced income tax rate of 15% beginning January 1, 2022 and is able to enjoy the reduced income tax rate in the next three years. The Company assessed it is probable for Shenzhen Sowell to obtain the renewed HNTE certificate and continue to enjoy the preferential rate of 15%.

Under the EIT law of the PRC, the Company can enjoy a 100%, 100% and 75% additional deduction for eligible Research and development (“R&D”) expenses for the years ended March 31, 2025, 2024 and 2023, respectively.

Income tax consists of the followings:

	March 31, 2025	March 31, 2024	March 31, 2023
Current income taxes	$171,683	$297,284	$179,261
Deferred income taxes	(196,288)	(187,662)	51,036
(Benefit from) provision for income taxes	$(24,605)	$109,622	$230,297

The following table provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2025, 2024 and 2023:

	March 31, 2025	March 31, 2024	March 31, 2023
Income before income taxes	$3,157,960	$2,927,447	$1,840,352
Cayman Islands statutory income tax rate	0%	0%	0%
Income taxes computed at Cayman Islands statutory income tax rate	—	—	—

PRC statutory income tax rate	25%	25%	25%
Income tax computed at statutory income tax rate	789,490	731,862	460,088
Tax effect on additional deductible expense	(521,082)	(345,014)	(50,606)
Tax effect on non-deductible expense	33,721	20,496	60,461
Tax effect on tax losses not utilized	—	—	4,850
Tax effect on utilization of tax losses	—	—	(111,497)
Tax effect on preferential tax rates	(326,734)	(297,722)	(184,035)
Change in deferred income taxes	—	—	51,036
(Benefit from) provision for income taxes	$(24,605)	$109,622	$230,297

The following table reconciles the statutory rate to the Company’s effective tax rate for the year ended March 31, 2025, 2024 and 2023:

	March 31, 2025	March 31, 2024	March 31, 2023
Cayman Islands statutory income tax rate	0%	0%	0%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Tax effect on additional deductible expense	(16.6)%	(11.8)%	(2.7)%
Tax effect on non-deductible expense	1.1%	0.7%	3.3%
Tax effect on tax losses not utilized	—	—	0.3%
Tax effect on utilization of tax losses	—	—	(6.1)%
Tax effect on preferential tax rates	(10.3)%	(10.2)%	(10.0)%
Change in deferred income taxes	—	—	2.7%
Effective income tax rate	(0.8)%	3.7%	12.5%

The significant components of deferred tax assets are as follows:

	March 31, 2025	March 31, 2024
Allowance for expected credit loss	$465,083	$271,247
Impairment for contract cost	19,621	19,720
Valuation allowance	—	—
Deferred tax assets	$484,704	$290,967

The movement of deferred tax assets is as follows:

	March 31, 2025	March 31, 2024	March 31, 2023
Balance at beginning of the year	$290,967	$110,064	$174,397
Charged to income – operating loss	—	—	(111,497)
Credited to income – allowance for expected credit loss	196,288	167,795	60,461
Credited to income – impairment for contract cost	—	19,867	—
Exchange adjustment	(2,551)	(6,759)	(13,297)
Ending balance	$484,704	$290,967	$110,064